Term Debt (Detail Textuals 2) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Feb. 27, 2013 Installment	Sep. 30, 2013	Dec. 31, 2012	Nov. 30, 2013	Nov. 08, 2011 Installment	Dec. 31, 2010
Debt Instrument [Line Items]
Outstanding balance on the line of credit	$ 4,100,000		$ 3,900,000		$ 4,100,000
Minimum tangible net worth's pro forma effect in capital raise	300,000	600,000	800,000
Term credit facility | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Outstanding balance on the line of credit		472,000	722,000						3,000,000
Number of equal monthly installments				36				36
Percent of aggregate amount of the term loan equal to final payment		2.00%	2.00%
Final payment recorded as discount		60,000	60,000
Interest rate		9.00%	9.00%	7.50%
Additional term loan				1,000,000
Interest expense for the lines of credit, including amortization of deferred financing costs		317,000	564,000		439,000	509,000
Increase in gross capital			1,500,000
Excess tangible assets net worth		600,000
Term credit facility | Silicon Valley Bank ("SVB") | Series E
Debt Instrument [Line Items]
Minimum Tangible Net Worth requirement							9,700,000
Gross proceeds from sale of preferred stock							4,100,000
Cost related to sale of preferred stock							875,000
Minimum net worth required for compliance, Amendment							$ 8,700,000
Funds raised through sales of common stock							25.00%